Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000135925 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Minnesota High-Yield Municipal Bond Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	6.84%	0.67%	2.09%
C000006411 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Minnesota High-Yield Municipal Bond Fund (Class C) – including sales charge
Average Annual Return, Percent	4.78%	(0.34%)	1.07%
C000006409 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Minnesota High-Yield Municipal Bond Fund (Class A) – including sales charge
Average Annual Return, Percent	1.66%	(0.51%)	1.37%
C000006412 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura National High-Yield Municipal Bond Fund (Class A) – including sales charge
Average Annual Return, Percent	0.43%	(1.07%)	2.02%
C000006414 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura National High-Yield Municipal Bond Fund (Class C) – including sales charge
Average Annual Return, Percent	3.42%	(0.92%)	1.72%
C000074152 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura National High-Yield Municipal Bond Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	5.47%	0.08%	2.74%
C000006418 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Idaho Fund (Class A) – including sales charge
Average Annual Return, Percent	1.59%	(0.70%)	1.21%
C000006420 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Idaho Fund (Class C) – including sales charge
Average Annual Return, Percent	4.48%	(0.54%)	0.92%
C000135927 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Idaho Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	6.54%	0.46%	1.93%
C000135928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free New York Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	5.93%	0.24%	1.90%
C000006423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free New York Fund (Class C) – including sales charge
Average Annual Return, Percent	3.98%	(0.73%)	0.89%
C000006421 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free New York Fund (Class A) – including sales charge
Average Annual Return, Percent	0.90%	(0.91%)	1.18%
Without Sales Load [Member] | C000135925 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Minnesota High-Yield Municipal Bond Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	6.84%	0.67%	2.09%
Without Sales Load [Member] | C000006411 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Minnesota High-Yield Municipal Bond Fund (Class C) – excluding sales charge
Average Annual Return, Percent	5.78%	(0.34%)	1.07%
Without Sales Load [Member] | C000006409 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Minnesota High-Yield Municipal Bond Fund (Class A) – excluding sales charge
Average Annual Return, Percent	6.47%	0.40%	1.83%
Without Sales Load [Member] | C000006412 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura National High-Yield Municipal Bond Fund (Class A) – excluding sales charge
Average Annual Return, Percent	5.20%	(0.15%)	2.50%
Without Sales Load [Member] | C000006414 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura National High-Yield Municipal Bond Fund (Class C) – excluding sales charge
Average Annual Return, Percent	4.42%	(0.92%)	1.72%
Without Sales Load [Member] | C000074152 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura National High-Yield Municipal Bond Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	5.47%	0.08%	2.74%
Without Sales Load [Member] | C000006418 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Idaho Fund (Class A) – excluding sales charge
Average Annual Return, Percent	6.38%	0.21%	1.68%
Without Sales Load [Member] | C000006420 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Idaho Fund (Class C) – excluding sales charge
Average Annual Return, Percent	5.48%	(0.54%)	0.92%
Without Sales Load [Member] | C000135927 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Idaho Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	6.54%	0.46%	1.93%
Without Sales Load [Member] | C000135928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free New York Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	5.93%	0.24%	1.90%
Without Sales Load [Member] | C000006423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free New York Fund (Class C) – excluding sales charge
Average Annual Return, Percent	4.98%	(0.73%)	0.89%
Without Sales Load [Member] | C000006421 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free New York Fund (Class A) – excluding sales charge
Average Annual Return, Percent	5.66%	0.01%	1.65%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%